SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	May 16, 2011	Mar. 01, 2008
Schedule of Significant Accounting Policies [Line Items]
Lease Expiration Period	50 years
Finite-Lived Intangible Asset, Useful Life	10 years
Research and Development Expense	$ 320,255	$ 436,189	$ 298,966
Accumulated Impairment Of Long-Lived Assets	0	63,502
Percentage Of Value Added Tax	17.00%
Pension and Other Postretirement Benefit Contributions	$ 188,009	$ 223,279	$ 281,476
Ordinary share, shares authorized	100,000,000	100,000,000
Ordinary share, par value	$ 0.000256	$ 0.000256
Amended Authorized Common Share						39,062,500
Common Stock, Conversion Features				0.78125 ordinary shares for every ordinary share previously held
Preference share, shares authorized						1,000,000
Preference share, par value	$ 0.000128
Amended Authorized Preference Share	781,250					781,250
Amended Preferred Stock Par Or Stated Value Per Share	$ 0.000128					$ 0.000128
Increased Common Stock Shares Authorized Due To Stock Consolidation					100,000,000
Scenario, Previously Reported [Member]
Schedule of Significant Accounting Policies [Line Items]
Ordinary share, shares authorized						50,000,000
Ordinary share, par value						$ 0.0001
Preference share, par value						$ 0.0001